Shareholder Fees {- Value Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Value Portfolio Initial/Service/Service 2 PRO-08 | Value Portfolio
Shareholder Fees:
(fees paid directly from your investment)